Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Warrant Liabilities [Abstract]
Schedule of Reconciliation of Warrant Liabilities Measured at Fair Value	The following table provides a reconciliation of warrant liabilities measured at fair value:

Amount
Balance as at December 31, 2025	$-
Initial recognition of warrants at close of Business Combination	20,526,410
Cash exercise of Company Warrants for Company Class A Ordinary Shares	(46,789,330)
Change in fair value of Company Warrants	103,041,494
Balance as at June 30, 2026	$76,778,574